FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/03  (b)

Is this a transition report? (Y or N):  N
                                       ---
Is this an amendment to a previous filing? (Y or N): N
                                                    ---

Those items or sub-items with a box "|_|" after the item number

1.   A)  Registrant Name: PHL Variable Accumulation Account
     B)  File Number:      811-08914
     C)  Telephone Number: (860) 403-6144

2.   A)  Street: One American Row
     B)  City: Hartford       C) State: CT  D) Zip Code:
06115
Zip Ext.:
     E)  Foreign Country:                      Foreign
Postal
Code:

3.   Is this the first filing on this form by the
Registrant? (Y or N)    N

- -----

4.   Is this the last filing on this form by the
Registrant? (Y or N)     N

- -----

5.   Is Registrant a small business investment company
(SBIC)? (Y or N)   N

- -----
     (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)? (Y or N)
Y

- -----
     (If answer is "Y" (Yes), complete only items 111 through 132.)

7. A) Is Registrant a series or multiple portfolio company? (Y or N)

- -----
         (If answer is "N" (No), go to item 8.)

     B) How many separate series or portfolios did Registrant have at the end of the period?

- -----

SCREEN NUMBER: 01                 PAGE NUMBER: 01
SEC2100(5/90)

If filing more than one
Page 47, "X" box:        |_|

For period ending  12-31-03

                  ------------
File number 811-   8914
                  ------------

111. 	A. |_| Depositor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal
Code:

111.	A. |_| Depositor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal
Code:


112.	A. |_| Sponsor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:  	|_| Foreign Country:		Foreign
Postal Code:

112.	A. |_| Sponsor Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal
Code:


SCREEN NUMBER: 55                 PAGE NUMBER: 47
SEC2100(5/90)

If filing more than one
Page 48, "X" box:        |_|
For period ending  12-31-03
                  ------------
File number 811-   8914
                  ------------


113.	A. |_| Trustee Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal
Code:

113.	A. |_| Trustee Name:
	B. |_| File Number (If any):
	C. |_| City:			State:		Zip Code:
	ZipExt.:
	|_| Foreign Country:			Foreign Postal
Code:


114.	A. |_| Principal Underwriter Name: Phoenix Equity
Planning
Corp.
	B. |_| File Number (If any): 8-45491
	C. |_| City: Hartford	State: CT	Zip Code: 06115
	Zip Ext.: 0480
	|_| Foreign Country:			Foreign Postal
Code:

114.	A. |_| Principal Underwriter Name:
	B. |_| File Number (If any):
	C. |_| City:		State:	Zip Code:		Zip Ext.:
	|_| Foreign Country:			Foreign Postal
Code:


115.	A. |_| Independent Public Account Name:
PricewaterhouseCoopers LLP
	B. |_| City:	Hartford	State: CT	Zip Code: 06103
	Zip Ext.:
  	|_| Foreign Country:			Foreign Postal
Code:

115.	A. |_| Independent Public Account Name:
	B. |_| City:		State: 	Zip Code: 		Zip
Ext.:
  	|_| Foreign Country:			Foreign Postal
Code:

SCREEN NUMBER: 56                 PAGE NUMBER: 48
SEC2100(5/90)

If filing more than one
Page 49, "X" box:        |_|  For period ending  12-31-03
- ------------File number 811-  08914
                  ------------

116. Family of investment companies information:

     A.  |_| Is Registrant part of a family of investment
companies?    Y

- ---

Y/N

     B.  |_| Identify the family in 10 letters: P H O E N I
X - I P
                                                - - - - - -
- - -
- -
         (NOTE: In filing this form, use this
identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117 A. |_| Is Registrant a separate account of an insurance company? Y

- ---

Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. |_| Variable annuity contracts? (Y/N) Y

- ---

Y/N

     C. |_| Scheduled premium variable life contracts?
(Y/N) N

- ---

Y/N

     D. |_| Flexible premium variable life contracts? (Y/N)
N

- ---

Y/N

     E. |_| Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

- ---

Y/N

118. |_| State the number of series existing at the end of
the period that had securities registered under the
Securities Act of 1933
866

- ----

119. |_| State the number of new series for which
registration statements under the Securities Act of 1933
became effective during the period
170

- ----

120. |_| State the total value of portfolio securities on the date of deposit for the new series included in item 119
($000's omitted) $59,432

- -----

121. |_| State the number of series for which a current prospectus was in existence at the end of the period 866

- ----

122. |_| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

- ----

SCREEN NUMBER: 57                 PAGE NUMBER: 49
SEC2100(5/90)

If filing more
than one
Page 50, "X" box:        |_|  For period ending  12-31-03
                  ------------
File number 811-  08914
                  ------------


123. |_| State the total value of additional units considered in answering item 119 ($000's omitted)
$

- ----

124. |_| State the total value of units of prior series
that were placed in the portfolios of subsequent series
during the current period (the value of these units is to
be measured on the date they were placed in the subsequent
series) ($000's omitted)    $

- ----

125. |_| State the total dollar amount of sales loads
collected (before allowances to other brokers or dealers)
by Registrant's principal underwriter and any underwriter
which is an affiliated person of the principal underwriter
during the current period solely from the sale of units of
all series of Registrant ($000's          omitted) $

- ----

126. Of the amount shown in item 125, state the total
dollar amount of sales loads collected from secondary
market operations in Registrant's units (include the sales
loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series.) ($000's     $
omitted)
- ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


Number of  Total Assets
Total Income
Series     ($000's
Distributions
Investing    omitted)
($000'somitted)
                                    ---------    -------- -
-------
- --------

A.   U.S. Treasury direct issue                      $
$
                                          --------    -----
---
- --------

B.   U.S. Government agency                          $
$
                                          --------    -----
---
- --------

C.   State or municipal tax-free                     $
$
                                          --------    -----
---
- --------

D.   Public utility debt                             $
$
                                          --------    -----
---
- --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $
$
                                          --------    -----
---
- --------

F.   All other corporate intermed. &
     long-term debt                                  $
$
                                          --------    -----
---
- --------

G.   All other corporate short-term debt             $
$
                                          --------    -----
---
- --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $
$
                                          --------    -----
---
- --------

I.   Investment company equity
     securities                                      $
$
                                          --------    -----
---
- --------

J.   All other equity securities              866
$1,552,335
$   21,137
                                          --------    -----
---
- --------

K.   Other securities                                $
$
                                          --------    -----
---
- --------

L.   Total assets of all series of
     registrant                                      $
$
                                          --------    -----
---
- --------

SCREEN NUMBER: 58                 PAGE NUMBER: 50
SEC2100(5/90)

If filing more
than one
Page 51, "X" box:
|_|

For period ending  12-31-03
                  ------------
File number 811-  08914
                  ------------


128. |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

- ---

Y/N
         (If answer is "N" (No), go to item 131.)

129. |_| Is the issuer of any instrument covered in item
128
         delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)

- ---

Y/N
         (If answer is "N" (No), go to item 131.)

130. |_| In computations of NAV or offering price per unit, is any
         part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees?
(Y/N)

- ---

Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $17,421

- -----

132  |_| List the "811" (Investment Company Act of 1940)
         registration number for all Series of Registrant that are
         being included in this filing:

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------

         811-          811-          811-          811-
811-
             --------      --------      --------      ----
----
- --------


SCREEN NUMBER: 59                 PAGE NUMBER: 51
SEC2100(5/90)

[LETTERHEAD] Phoenix Life Insurance Company

[LOGO] PHOENIX                Gary C. Tebbetts
                                               Director,
Finance Phoenix Companies


SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of
East Greenbush and
State of New York on the 24th day of February, 2004




                 PHL VARIABLE ACCUMULATION ACCOUNT
                 ------------------------------------------
-----
                                   Registrant


Witness /s/Peter Hosner
       -----------------------------------------------

By: /s/Gary C. Tebbetts
   ---------------------------------------------------
   Gary C. Tebbetts
 Director, Finance Phoenix Companies